Provisions (Tables)	12 Months Ended
Mar. 31, 2024
Other provisions [abstract]
Schedule of provisions

	Environmental £m	Decommissioning £m	Other £m	Total provisions £m
At 1 April 2022	1,877	258	404	2,539
Exchange adjustments	114	5	12	131
Additions	142	91	222	455
Unused amounts reversed	(38)	(10)	(14)	(62)
Adjustment for change in discount rate¹	(176)	(48)	—	(224)
Unwinding of discount	72	10	6	88
Utilised	(100)	(9)	(176)	(285)
At 31 March 2023	1,891	297	454	2,642
Exchange adjustments	(37)	(2)	(8)	(47)
Additions²	600	34	138	772
Unused amounts reversed	(18)	(7)	(100)	(125)
Adjustment for change in discount rate	4	29	—	33
Unwinding of discount	85	11	6	102
Utilised	(107)	(9)	(149)	(265)
Reclassification to held for sale (note 10)	—	—	(3)	(3)
At 31 March 2024	2,418	353	338	3,109

	2024	2023
	£m	£m
Current	298	288
Non-current	2,811	2,354
	3,109	2,642
1.In the prior year, environmental provisions in the US and the UK decreased by £176 million as a result of the change in the real discount rate from 0.5% to 1.5%. The impact of the change in discount rate to the decommissioning provisions was recognised against the carrying amount of property, plant and equipment (see note 13).
2.Included within additions is a £496 million increase in provision related to changes in the scope of work required on the Group’s clean-up operations on the Gowanus Canal and nearby legacy MGP sites in Brooklyn, New York. These arose from remediation design changes as communicated in the year by US environmental agencies.
Schedule of environmental provision	The environmental provision is as follows:

	2024			2023
	Discounted £m	Real undiscounted £m	Real discount rate	Discounted £m	Real undiscounted £m	Real discount rate
UK sites	108	118	1.0%	123	138	1.5%
US sites	2,310	2,579	1.5%	1,768	2,006	1.5%
	2,418	2,697		1,891	2,144